Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	₨ 9,606.2	$ 148.1	₨ 5,646.0	₨ 5,167.9
Other than temporary impairment losses on available for sale securities	(13.4)	(0.2)	(54.9)	₨ (1.8)
Net of tax	(3,185.2)		(4,114.3)
Available for Sale Securities
Available for sale securities:
Net of tax	(3,185.2)		(4,114.3)
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	(4,884.3)	(75.3)	(6,346.6)
Other than temporary impairment losses on available for sale securities	13.4	0.2	54.9
Total before tax	(4,870.9)	(75.1)	(6,291.7)
Income tax	1,685.7	26.0	2,177.4
Net of tax	₨ (3,185.2)	$ (49.1)	₨ (4,114.3)